CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
OPERATING ACTIVITIES
Net income	$ 626	$ 571	$ 198
Adjustments to reconcile to cash provided by operating activities:
Depreciation and amortization	127	102	144
Income taxes	73	224	113
Timeshare activity, net	0	0	175
Timeshare strategy-impairment charges	0	0	324
Liability for guest loyalty program	99	60	78
Restructuring costs, net	0	0	(5)
Working capital changes and other	215	32	62
Net cash provided by operating activities	1,140	989	1,089
INVESTING ACTIVITIES
Capital expenditures	(404)	(437)	(183)
Dispositions	0	65	20
Loan advances	(7)	(17)	(26)
Loan collections	77	155	110
Equity and cost method investments	(16)	(15)	(83)
Contract acquisition costs	(61)	(253)	(74)
Investment in debt security	(65)	0	0
Other	(43)	(83)	(11)
Net cash used in investing activities	(519)	(585)	(247)
FINANCING ACTIVITIES
Commercial paper/Credit Facility, net	311	184	325
Issuance of long-term debt	345	936	118
Repayment of long-term debt	(407)	(370)	(264)
Issuance of Class A Common Stock	199	179	124
Dividends paid	(196)	(191)	(134)
Purchase of treasury stock	(834)	(1,145)	(1,425)
Other	(1)	(11)	11
Net cash used in financing activities	(583)	(418)	(1,245)
INCREASE (DECREASE) IN CASH AND EQUIVALENTS	38	(14)	(403)
CASH AND EQUIVALENTS, beginning of period	88	102	505
CASH AND EQUIVALENTS, end of period	$ 126	$ 88	$ 102